Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 5,069	$ 1,921
Gross profit	202	95	$ 2,017
Operating expenses	4,170	1,629	3,366
Loss from operations	(3,968)	(1,534)	(1,349)
Other income (expenses)	(1,394)	(884)	372
Loss before provision for income taxes	(5,362)	(2,418)
Income tax benefit	(315)		1,311
Net loss	(5,047)	(2,418)	$ (2,288)
Identifiable long-lived assets	25,295	8
Total assets	100,272	86,882
Green Energy Product Services [Member]
Revenues	2	0
Gross profit	2	0
Operating expenses	1,272	0
Loss from operations	(1,270)	0
Other income (expenses)	(9)	0
Loss before provision for income taxes	(1,279)	0
Income tax benefit	315	0
Net loss	(964)	0
Identifiable long-lived assets	25,290	0
Total assets	61,794	85,693
Corporate Unallocated [Member]
Operating expenses	1,617
Loss from operations	(1,617)
Other income (expenses)	(1,522)
Loss before provision for income taxes	(3,139)
Income tax benefit	0
Net loss	(3,139)
Identifiable long-lived assets
Total assets	36,513
Operating Segments [Member] | LCDLED Product [Member]
Revenues	5,067	1,921
Gross profit	200	95
Operating expenses	1,281	1,629
Loss from operations	(1,081)	(1,534)
Other income (expenses)	137	(884)
Loss before provision for income taxes	(944)	(2,418)
Income tax benefit		0
Net loss	(944)	(2,418)
Identifiable long-lived assets	5	8
Total assets	$ 1,965	$ 1,189